Intangible Assets - Schedule of Estimated Amortization (Details)	Jun. 30, 2026 USD ($)
Schedule of Estimated Amortization [Abstract]
From July 1, 2026, to June 30, 2027	$ 191,496
From July 1, 2027, to June 30, 2028	191,496
From July 1, 2028, to June 30, 2029	191,496
From July 1, 2029, to June 30, 2030	191,496
From July 1, 2030, to June 30, 2031	191,496
Thereafter	1,516,212
Total	$ 2,473,692